Goodwill - Carrying Value of Goodwill Allocated to Cash Generating Units ("CGU") (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill		$ 123,537	$ 123,979
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill		42,051	43,594
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Goodwill		39,082	39,082
Denali [member]
Disclosure of information for cash-generating units [line items]
Goodwill		29,542	29,542
South Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill		4,522	4,471
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	4,934	3,717
Technology services [member]
Disclosure of information for cash-generating units [line items]
Goodwill		$ 3,406	$ 3,573

[1]	Excludes South Africa, Research and Analytics, Technology services, Denali and HealthHelp goodwill.